Composition of Loan Portfolio (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	$ 772,515,000	$ 704,532,000
Total loans	776,489,000	706,635,000
Allowance for loan losses	(6,747,000)	(6,095,000)	$ (5,728,000)
Net loans	$ 765,768,073	$ 698,436,345
Percent of loan to total loan portfolio	100.00%	100.00%
Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	$ 2,650,000	$ 0
Percent of loan to total loan portfolio	0.30%	0.00%
Mortgage loans held for sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	$ 3,974,000	$ 2,103,000
Percent of loan to total loan portfolio	0.50%	0.30%
Commercial, financial and agricultural
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	$ 129,197,000	$ 106,109,000
Percent of loan to total loan portfolio	16.60%	15.00%
Mortgage-commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	$ 253,309,000	$ 238,602,000
Percent of loan to total loan portfolio	32.60%	33.89%
Mortgage-residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	$ 272,180,000	$ 256,406,000
Percent of loan to total loan portfolio	35.10%	36.30%
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	$ 99,161,000	$ 84,935,000
Percent of loan to total loan portfolio	12.80%	12.00%
Consumer and other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	$ 16,018,000	$ 18,480,000
Percent of loan to total loan portfolio	2.10%	2.60%